           As filed with the Securities and Exchange Commission August 30, 2002.
                                                               File No. 33-89988
                                                                       811-07273

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                         POST-EFFECTIVE AMENDMENT NO. 11
                                   TO FORM S-6

              FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF
               SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON
                                   FORM N-8B-2

A.   Exact name of trust:  Separate Account VL II

B.   Name of depositor:  Hartford Life and Annuity Insurance Company

C.   Complete address of depositor's principal executive offices:

     P. O. Box 2999
     Hartford, CT  06104-2999

D.   Name and complete address of agent for service:

     Marianne O'Doherty
     Hartford Life and Annuity Insurance Company
     P. O. Box 2999
     Hartford, CT  06104-2999

     It is proposed that this filing will become effective:

       x    immediately upon filing pursuant to paragraph (b) of Rule 485
     ------
            on _______, 2002 pursuant to paragraph (b) of Rule 485
     ------
            60 days after filing pursuant to paragraph (a)(1) of Rule 485
     ------ on _______, 2002 pursuant to paragraph (a)(1) of Rule 485 this post-effective amendment designates a new effective date for a
     ------ previously filed post-effective amendment.

E. Title and amount of securities being registered: Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant will register an indefinite amount of securities.

F. Proposed maximum aggregate offering price to the public of the securities being registered: Not yet determined.

G.   Amount of filing fee: Not applicable.

H. Approximate date of proposed public offering: As soon as practicable after the effective date of this registration statement.


The Prospectus (including all financial statements therein) is incorporated in
Part I of this Post-Effective Amendment No. 11, by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form S-6 (File No. 33-89988), as filed on April 10, 2002 and declared effective on May 1, 2002.

                        STAG VARIABLE LIFE LAST SURVIVOR
                             SEPARATE ACCOUNT VL II
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

      SUPPLEMENT DATED AUGUST 30, 2002 TO THE PROSPECTUS DATED MAY 1, 2002

On September 12, 2002, shareholders will vote on the proposed merger of Putnam VT Asia Pacific Growth Fund into Putnam VT International Growth Fund. If the proposed merger is approved, all assets of Putnam VT Asia Pacific Growth Fund will be transferred into Putnam VT International Growth Fund, and shareholders of Putnam VT Asia Pacific Growth Fund will receive shares of Putnam VT International Growth Fund. As a result, if any of your Contract Value is allocated to the Putnam VT Asia Pacific Growth Sub-Account within your Contract, that Contract Value may be allocated to the Putnam VT International Growth Sub-Account.

In the event that the proposed merger is approved, all references and information contained in the prospectus for your Contract related to Putnam VT Asia Pacific Growth Fund are deleted.

On September 12, 2002, the Board of Trustees for the Putnam Global Growth Fund will vote on a proposed name change to the Putnam Global Equity Fund. In the event that the proposed name change is approved, all references and information contained in the prospectus for your Contract related to Putnam Global Growth Fund are deleted and replaced with Putnam Global Equity Fund.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-3867
33-89988

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
JUNE 30, 2002

                           AMERICAN FUNDS  AMERICAN FUNDS
                               GLOBAL       GLOBAL SMALL
                            GROWTH FUND       CAP FUND
                            SUB-ACCOUNT     SUB-ACCOUNT
                           --------------  --------------
ASSETS
  Investments
    Number of Shares.....        99,716          86,767
                             ==========      ==========
    Cost.................    $1,382,695      $  992,120
                             ==========      ==========
    Market Value.........    $1,216,538      $  956,176
  Due from Hartford Life
   and Annuity Insurance
   Company...............       --              --
  Receivable from fund
   shares sold...........         1,169             137
  Other assets...........       --              --
                             ----------      ----------
  Total Assets...........     1,217,707         956,313
                             ----------      ----------
LIABILITIES
  Due to Hartford Life
   and Annuity Insurance
   Company...............         1,169             137
  Payable for fund shares
   purchased.............       --              --
  Other liabilities......             4               4
                             ----------      ----------
  Total Liabilities......         1,173             141
                             ----------      ----------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........    $1,216,534      $  956,172
                             ==========      ==========
  Units Owned by
   Participants..........     1,591,676       1,136,830
  Unit Values............    $ 0.764310      $ 0.841086

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-2 _____________________________________

                           AMERICAN FUNDS                  FIDELITY VIP   FIDELITY VIP II  FIDELITY VIP   HARTFORD     HARTFORD
                             GROWTH AND    AMERICAN FUNDS  EQUITY INCOME   ASSET MANAGER     OVERSEAS     ADVISERS       BOND
                            INCOME FUND     GROWTH FUND      PORTFOLIO       PORTFOLIO      PORTFOLIO     HLS FUND     HLS FUND
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                           --------------  --------------  -------------  ---------------  ------------  -----------  -----------
ASSETS
  Investments
    Number of Shares.....       336,992         153,164         458,126         242,795        246,903    16,525,368   15,761,539
                            ===========      ==========     ===========      ==========     ==========   ===========  ===========
    Cost.................   $10,434,976      $6,816,244     $10,848,162      $3,971,365     $4,572,136   $43,287,860  $17,414,640
                            ===========      ==========     ===========      ==========     ==========   ===========  ===========
    Market Value.........   $ 9,786,233      $5,582,812     $ 9,400,748      $3,107,775     $3,315,910   $34,209,792  $17,543,807
  Due from Hartford Life
   and Annuity Insurance
   Company...............         9,004          10,436          11,790        --              --             18,349       33,694
  Receivable from fund
   shares sold...........       --              --              --                4,010          2,538       --           --
  Other assets...........       --                   26         --                    3        --                 15      --
                            -----------      ----------     -----------      ----------     ----------   -----------  -----------
  Total Assets...........     9,795,237       5,593,274       9,412,538       3,111,788      3,318,448    34,228,156   17,577,501
                            -----------      ----------     -----------      ----------     ----------   -----------  -----------
LIABILITIES
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --              --              --                4,018          2,538       --           --
  Payable for fund shares
   purchased.............         9,004          10,436          11,790        --              --             18,349       33,694
  Other liabilities......             4         --                  163        --                   24       --                49
                            -----------      ----------     -----------      ----------     ----------   -----------  -----------
  Total Liabilities......         9,008          10,436          11,953           4,018          2,562        18,349       33,743
                            -----------      ----------     -----------      ----------     ----------   -----------  -----------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........   $ 9,786,229      $5,582,838     $ 9,400,585      $3,107,770     $3,315,886   $34,209,807  $17,543,758
                            ===========      ==========     ===========      ==========     ==========   ===========  ===========
  Units Owned by
   Participants..........    10,610,126       8,523,247       4,666,280       1,891,878      2,445,073    14,951,832    9,661,489
  Unit Values............   $  0.922348      $ 0.655013     $  2.014578      $ 1.642690     $ 1.356150   $  2.288001  $  1.815844

_____________________________________ SA-3 _____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED) -- (CONTINUED)
JUNE 30, 2002

                           HARTFORD CAPITAL  HARTFORD DIVIDEND
                             APPRECIATION       AND GROWTH
                               HLS FUND          HLS FUND
                             SUB-ACCOUNT        SUB-ACCOUNT
                           ----------------  -----------------
ASSETS
  Investments
    Number of Shares.....     11,084,110         11,875,187
                             ===========        ===========
    Cost.................    $54,549,539        $23,682,514
                             ===========        ===========
    Market Value.........    $37,409,969        $20,341,874
  Due from Hartford Life
   and Annuity Insurance
   Company...............         11,661              2,362
  Receivable from fund
   shares sold...........       --                 --
  Other assets...........       --                 --
                             -----------        -----------
  Total Assets...........     37,421,630         20,344,236
                             -----------        -----------
LIABILITIES
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --                 --
  Payable for fund shares
   purchased.............         11,661              2,362
  Other liabilities......            127                 57
                             -----------        -----------
  Total Liabilities......         11,788              2,419
                             -----------        -----------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........    $37,409,842        $20,341,817
                             ===========        ===========
  Units Owned by
   Participants..........     12,322,573          8,132,196
  Unit Values............    $  3.035879        $  2.501393

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-4 _____________________________________

                                                                                                               HARTFORD
                              HARTFORD        HARTFORD     HARTFORD GLOBAL  HARTFORD GROWTH                  INTERNATIONAL
                           GLOBAL ADVISER  GLOBAL LEADERS    TECHNOLOGY       AND INCOME     HARTFORD INDEX  OPPORTUNITIES
                              HLS FUND        HLS FUND        HLS FUND         HLS FUND         HLS FUND       HLS FUND
                            SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           --------------  --------------  ---------------  ---------------  --------------  -------------
ASSETS
  Investments
    Number of Shares.....     1,163,540        537,418          355,739        5,733,233       15,282,687      6,991,728
                             ==========      =========        =========       ==========      ===========     ==========
    Cost.................    $1,300,607      $ 775,757        $ 159,643       $7,427,720      $54,132,313     $9,509,424
                             ==========      =========        =========       ==========      ===========     ==========
    Market Value.........    $1,127,346      $ 711,418        $ 120,826       $5,574,737      $40,531,916     $6,431,754
  Due from Hartford Life
   and Annuity Insurance
   Company...............       --             --               --                18,550          --             --
  Receivable from fund
   shares sold...........           467            421               80          --                 2,278          8,595
  Other assets...........       --             --                     1               13          --             --
                             ----------      ---------        ---------       ----------      -----------     ----------
  Total Assets...........     1,127,813        711,839          120,907        5,593,300       40,534,194      6,440,349
                             ----------      ---------        ---------       ----------      -----------     ----------
LIABILITIES
  Due to Hartford Life
   and Annuity Insurance
   Company...............           467            421               80          --                 2,278          8,595
  Payable for fund shares
   purchased.............       --             --               --                18,550          --             --
  Other liabilities......             2              5          --               --                   392            110
                             ----------      ---------        ---------       ----------      -----------     ----------
  Total Liabilities......           469            426               80           18,550            2,670          8,705
                             ----------      ---------        ---------       ----------      -----------     ----------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........    $1,127,344      $ 711,413        $ 120,827       $5,574,750      $40,531,524     $6,431,644
                             ==========      =========        =========       ==========      ===========     ==========
  Units Owned by
   Participants..........     1,077,232        913,559          237,299        5,500,922       16,446,939      4,123,023
  Unit Values............    $ 1.046519      $0.778727        $0.509175       $ 1.013421      $  2.464381     $ 1.559934


                             HARTFORD
                              MIDCAP
                             HLS FUND
                           SUB-ACCOUNT
                           ------------
ASSETS
  Investments
    Number of Shares.....    9,860,393
                           ===========
    Cost.................  $21,031,743
                           ===========
    Market Value.........  $20,079,350
  Due from Hartford Life
   and Annuity Insurance
   Company...............        1,026
  Receivable from fund
   shares sold...........      --
  Other assets...........      --
                           -----------
  Total Assets...........   20,080,376
                           -----------
LIABILITIES
  Due to Hartford Life
   and Annuity Insurance
   Company...............      --
  Payable for fund shares
   purchased.............        1,026
  Other liabilities......           51
                           -----------
  Total Liabilities......        1,077
                           -----------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........  $20,079,299
                           ===========
  Units Owned by
   Participants..........   10,178,618
  Unit Values............  $  1.972694

_____________________________________ SA-5 _____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED) -- (CONTINUED)
JUNE 30, 2002

                                HARTFORD          HARTFORD
                           MORTGAGE SECURITIES  SMALL COMPANY
                                HLS FUND          HLS FUND
                               SUB-ACCOUNT       SUB-ACCOUNT
                           -------------------  -------------
ASSETS
  Investments
    Number of Shares.....       56,487,679        2,815,671
                               ===========       ==========
    Cost.................      $56,487,679       $3,175,082
                               ===========       ==========
    Market Value.........      $56,487,679       $3,249,185
  Due from Hartford Life
   and Annuity Insurance
   Company...............        --                   3,474
  Receivable from fund
   shares sold...........           23,231          --
  Other assets...........            8,452          --
                               -----------       ----------
  Total Assets...........       56,519,362        3,252,659
                               -----------       ----------
LIABILITIES
  Due to Hartford Life
   and Annuity Insurance
   Company...............           23,231          --
  Payable for fund shares
   purchased.............        --                   3,474
  Other liabilities......        --                       8
                               -----------       ----------
  Total Liabilities......           23,231            3,482
                               -----------       ----------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........      $56,496,131       $3,249,177
                               ===========       ==========
  Units Owned by
   Participants..........       37,172,640        1,804,105
  Unit Values............      $  1.519831       $ 1.800991

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-6 _____________________________________

                            HARTFORD      HARTFORD     PUTNAM VT     PUTNAM VT      PUTNAM VT       PUTNAM VT
                              STOCK     MONEY MARKET  ASIA PACIFIC   DIVERSIED    GLOBAL ASSET       GLOBAL
                            HLS FUND      HLS FUND    GROWTH FUND   INCOME FUND  ALLOCATION FUND   GROWTH FUND
                           SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                           -----------  ------------  ------------  -----------  ---------------  -------------
ASSETS
  Investments
    Number of Shares.....   6,382,845     9,708,574       122,207      313,713        144,883          616,343
                           ==========   ===========    ==========   ==========     ==========      ===========
    Cost.................  $9,953,146   $57,826,313    $1,134,381   $2,747,135     $2,292,519      $10,955,639
                           ==========   ===========    ==========   ==========     ==========      ===========
    Market Value.........  $7,497,035   $38,341,914    $  661,141   $2,563,032     $1,813,934      $ 4,980,048
  Due from Hartford Life
   and Annuity Insurance
   Company...............      --           --            --            --              3,198          --
  Receivable from fund
   shares sold...........       8,866         8,603           630        3,033        --                 1,412
  Other assets...........          16            82       --                 1             12               69
                           ----------   -----------    ----------   ----------     ----------      -----------
  Total Assets...........   7,505,917    38,350,599       661,771    2,566,066      1,817,144        4,981,529
                           ----------   -----------    ----------   ----------     ----------      -----------
LIABILITIES
  Due to Hartford Life
   and Annuity Insurance
   Company...............       8,866         8,603           630        3,033        --                 1,412
  Payable for fund shares
   purchased.............      --           --            --            --              3,198          --
  Other liabilities......      --           --                 47       --            --               --
                           ----------   -----------    ----------   ----------     ----------      -----------
  Total Liabilities......       8,866         8,603           677        3,033          3,198            1,412
                           ----------   -----------    ----------   ----------     ----------      -----------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........  $7,497,051   $38,341,996    $  661,094   $2,563,033     $1,813,946      $ 4,980,117
                           ==========   ===========    ==========   ==========     ==========      ===========
  Units Owned by
   Participants..........   6,444,076    14,985,039        67,030      186,938         93,897          298,188
  Unit Values............  $ 1.163402   $  2.558685    $ 9.862691   $13.710622     $19.318485      $ 16.701282

_____________________________________ SA-7 _____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED) -- (CONTINUED)
JUNE 30, 2002

                            PUTNAM VT    PUTNAM VT
                           GROWTH AND   HIGH YIELD
                           INCOME FUND     FUND
                           SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  -----------
ASSETS
  Investments
    Number of Shares.....    1,026,879     636,949
                           ===========  ==========
    Cost.................  $26,234,786  $6,231,370
                           ===========  ==========
    Market Value.........  $21,574,729  $4,401,316
  Due from Hartford Life
   and Annuity Insurance
   Company...............       13,366      --
  Receivable from fund
   shares sold...........      --            3,452
  Other assets...........          168      --
                           -----------  ----------
  Total Assets...........   21,588,263   4,404,768
                           -----------  ----------
LIABILITIES
  Due to Hartford Life
   and Annuity Insurance
   Company...............      --            3,452
  Payable for fund shares
   purchased.............       13,376      --
  Other liabilities......      --                1
                           -----------  ----------
  Total Liabilities......       13,376       3,453
                           -----------  ----------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........  $21,574,887  $4,401,315
                           ===========  ==========
  Units Owned by
   Participants..........      901,554     288,561
  Unit Values............  $ 23.930786  $15.252614

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-8 _____________________________________

                                          PUTNAM VT
                                        INTERNATIONAL    PUTNAM VT        PUTNAM VT        PUTNAM VT       PUTNAM VT
                            PUTNAM VT    GROWTH AND    INTERNATIONAL  INTERNATIONAL NEW      MONEY     NEW OPPORTUNITIES
                           INCOME FUND   INCOME FUND    GROWTH FUND   OPPORTUNITIES FUND  MARKET FUND        FUND
                           SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                           -----------  -------------  -------------  ------------------  -----------  -----------------
ASSETS
  Investments
    Number of Shares.....     491,852        361,725        844,590          177,815       2,059,088          614,254
                           ==========     ==========    ===========      ===========      ==========      ===========
    Cost.................  $6,216,664     $4,246,463    $13,246,754      $ 2,800,019      $2,059,088      $16,113,748
                           ==========     ==========    ===========      ===========      ==========      ===========
    Market Value.........  $6,079,295     $3,588,307    $10,025,281      $ 1,707,024      $2,059,088      $ 8,077,446
  Due from Hartford Life
   and Annuity Insurance
   Company...............       1,620        --             --              --                --                5,312
  Receivable from fund
   shares sold...........      --              2,272          3,912            2,235          10,421         --
  Other assets...........           6             79            421         --                   517              448
                           ----------     ----------    -----------      -----------      ----------      -----------
  Total Assets...........   6,080,921      3,590,658     10,029,614        1,709,259       2,070,026        8,083,206
                           ----------     ----------    -----------      -----------      ----------      -----------
LIABILITIES
  Due to Hartford Life
   and Annuity Insurance
   Company...............      --              2,272          3,912            2,235          10,420         --
  Payable for fund shares
   purchased.............       1,620        --             --              --                --                5,326
  Other liabilities......      --            --             --                    41          --             --
                           ----------     ----------    -----------      -----------      ----------      -----------
  Total Liabilities......       1,620          2,272          3,912            2,276          10,420            5,326
                           ----------     ----------    -----------      -----------      ----------      -----------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........  $6,079,301     $3,588,386    $10,025,702      $ 1,706,983      $2,059,606      $ 8,077,880
                           ==========     ==========    ===========      ===========      ==========      ===========
  Units Owned by
   Participants..........     352,306        358,418        920,255          198,773       1,364,300          513,823
  Unit Values............  $17.255760     $10.011733    $ 10.894477      $  8.587589      $ 1.509643      $ 15.721132

_____________________________________ SA-9 _____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED) -- (CONTINUED)
JUNE 30, 2002

                            PUTNAM VT      PUTNAM VT
                            NEW VALUE   UTILITIES GROWTH
                              FUND      AND INCOME FUND
                           SUB-ACCOUNT    SUB-ACCOUNT
                           -----------  ----------------
ASSETS
  Investments
    Number of Shares.....     559,344         236,021
                           ==========      ==========
    Cost.................  $7,268,374      $3,646,082
                           ==========      ==========
    Market Value.........  $6,773,654      $2,506,541
  Due from Hartford Life
   and Annuity Insurance
   Company...............      23,858        --
  Receivable from fund
   shares sold...........      --               1,066
  Other assets...........         152        --
                           ----------      ----------
  Total Assets...........   6,797,664       2,507,607
                           ----------      ----------
LIABILITIES
  Due to Hartford Life
   and Annuity Insurance
   Company...............      --               1,066
  Payable for fund shares
   purchased.............      23,858        --
  Other liabilities......      --                  41
                           ----------      ----------
  Total Liabilities......      23,858           1,107
                           ----------      ----------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........  $6,773,806      $2,506,500
                           ==========      ==========
  Units Owned by
   Participants..........     537,853         150,602
  Unit Values............  $12.594165      $16.643200

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-10 ____________________________________

                                                      THE GEORGE                                    PUTNAM VT
                            PUTNAM VT    PUTNAM VT    PUTNAM FUND     HEALTH        PUTNAM VT     OTC & EMERGING
                           VISTA FUND   VOYAGER FUND   OF BOSTON   SCIENCES FUND  INVESTORS FUND   GROWTH FUND
                           SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                           -----------  ------------  -----------  -------------  --------------  --------------
ASSETS
  Investments
    Number of Shares.....     385,448       863,833      209,719       279,518         469,640         363,961
                           ==========   ===========   ==========    ==========      ==========      ==========
    Cost.................  $5,797,819   $36,736,646   $2,197,467    $3,340,181      $6,252,039      $4,189,865
                           ==========   ===========   ==========    ==========      ==========      ==========
    Market Value.........  $3,546,124   $20,541,947   $2,116,060    $2,795,183      $3,686,677      $1,728,815
  Due from Hartford Life
   and Annuity Insurance
   Company...............       3,436       --             2,489         2,484           6,764           1,336
  Receivable from fund
   shares sold...........      --            25,461       --           --              --              --
  Other assets...........          78         1,804       --           --                   26         --
                           ----------   -----------   ----------    ----------      ----------      ----------
  Total Assets...........   3,549,638    20,569,212    2,118,549     2,797,667       3,693,467       1,730,151
                           ----------   -----------   ----------    ----------      ----------      ----------
LIABILITIES
  Due to Hartford Life
   and Annuity Insurance
   Company...............      --            25,474       --           --              --              --
  Payable for fund shares
   purchased.............       3,436       --             2,489         2,484           6,764           1,336
  Other liabilities......      --           --                 1           269         --                   73
                           ----------   -----------   ----------    ----------      ----------      ----------
  Total Liabilities......       3,436        25,474        2,490         2,753           6,764           1,409
                           ----------   -----------   ----------    ----------      ----------      ----------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........  $3,546,202   $20,543,738   $2,116,059    $2,794,914      $3,686,703      $1,728,742
                           ==========   ===========   ==========    ==========      ==========      ==========
  Units Owned by
   Participants..........     423,082       830,466      188,015       271,407         486,980         336,820
  Unit Values............  $ 8.381824   $ 24.737597   $11.254764    $10.297886      $ 7.570541      $ 5.132543

_____________________________________ SA-11 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS (UNAUDITED)
FOR THE PERIOD ENDED JUNE 30, 2002

                           AMERICAN FUNDS  AMERICAN FUNDS
                               GLOBAL       GLOBAL SMALL
                            GROWTH FUND       CAP FUND
                            SUB-ACCOUNT     SUB-ACCOUNT
                           --------------  --------------
INVESTMENT INCOME:
  Dividends..............    $  10,279        $  6,480
                             ---------        --------
CAPITAL GAINS INCOME
 (LOSS)..................      --              --
                             ---------        --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          161             598
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (104,868)        (51,536)
                             ---------        --------
    Net gain (loss) on
     investments.........     (104,707)        (50,938)
                             ---------        --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $ (94,428)       $(44,458)
                             =========        ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-12 ____________________________________

                           AMERICAN FUNDS                  FIDELITY VIP   FIDELITY VIP II  FIDELITY VIP   HARTFORD     HARTFORD
                             GROWTH AND    AMERICAN FUNDS  EQUITY INCOME   ASSET MANAGER     OVERSEAS     ADVISERS       BOND
                            INCOME FUND     GROWTH FUND      PORTFOLIO       PORTFOLIO      PORTFOLIO     HLS FUND     HLS FUND
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                           --------------  --------------  -------------  ---------------  ------------  -----------  -----------
INVESTMENT INCOME:
  Dividends..............    $ --           $   --           $ 149,052       $ 124,152      $  22,122    $   657,765   $ 711,544
                             ---------      -----------      ---------       ---------      ---------    -----------   ---------
CAPITAL GAINS INCOME
 (LOSS)..................      --               --             202,876         --              --            --          207,894
                             ---------      -----------      ---------       ---------      ---------    -----------   ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (2,334)          (7,192)        (2,733)         (1,568)       131,180            229      (1,336)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (826,896)      (1,053,718)      (971,702)       (407,678)      (100,868)    (4,328,925)   (523,490)
                             ---------      -----------      ---------       ---------      ---------    -----------   ---------
    Net gain (loss) on
     investments.........     (829,230)      (1,060,910)      (974,435)       (409,246)        30,312     (4,328,696)   (524,826)
                             ---------      -----------      ---------       ---------      ---------    -----------   ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $(829,230)     $(1,060,910)     $(622,507)      $(285,094)     $  52,434    $(3,670,931)  $ 394,612
                             =========      ===========      =========       =========      =========    ===========   =========

_____________________________________ SA-13 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS (UNAUDITED) -- (CONTINUED)
FOR THE PERIOD ENDED JUNE 30, 2002

                           HARTFORD CAPITAL  HARTFORD DIVIDEND
                             APPRECIATION       AND GROWTH
                               HLS FUND          HLS FUND
                             SUB-ACCOUNT        SUB-ACCOUNT
                           ----------------  -----------------
INVESTMENT INCOME:
  Dividends..............    $    28,390        $    12,005
                             -----------        -----------
CAPITAL GAINS INCOME
 (LOSS)..................       --                  986,779
                             -----------        -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         (2,583)             2,623
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (6,410,771)        (1,851,626)
                             -----------        -----------
    Net gain (loss) on
     investments.........     (6,413,354)        (1,849,003)
                             -----------        -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $(6,384,964)       $  (850,219)
                             ===========        ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-14 ____________________________________

                                                                                                               HARTFORD
                              HARTFORD        HARTFORD     HARTFORD GLOBAL  HARTFORD GROWTH                  INTERNATIONAL
                           GLOBAL ADVISER  GLOBAL LEADERS    TECHNOLOGY       AND INCOME     HARTFORD INDEX  OPPORTUNITIES
                              HLS FUND        HLS FUND        HLS FUND         HLS FUND         HLS FUND       HLS FUND
                            SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           --------------  --------------  ---------------  ---------------  --------------  -------------
INVESTMENT INCOME:
  Dividends..............     $    537        $    399        $--             $    22,013     $    26,503      $  62,033
                              --------        --------        --------        -----------     -----------      ---------
CAPITAL GAINS INCOME
 (LOSS)..................          725         --              --                --             1,509,964        --
                              --------        --------        --------        -----------     -----------      ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          166            (775)             92             (5,605)        (27,421)        88,944
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (41,685)        (58,806)        (36,586)        (1,102,150)     (7,713,170)      (245,736)
                              --------        --------        --------        -----------     -----------      ---------
    Net gain (loss) on
     investments.........      (41,519)        (59,581)        (36,494)        (1,107,755)     (7,740,591)      (156,792)
                              --------        --------        --------        -----------     -----------      ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $(40,257)       $(59,182)       $(36,494)       $(1,085,742)    $(6,204,124)     $ (94,759)
                              ========        ========        ========        ===========     ===========      =========


                            HARTFORD
                             MIDCAP
                            HLS FUND
                           SUB-ACCOUNT
                           -----------
INVESTMENT INCOME:
  Dividends..............   $  23,228
                            ---------
CAPITAL GAINS INCOME
 (LOSS)..................      --
                            ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     (32,789)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (586,001)
                            ---------
    Net gain (loss) on
     investments.........    (618,790)
                            ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $(595,562)
                            =========

_____________________________________ SA-15 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS (UNAUDITED) -- (CONTINUED)
FOR THE PERIOD ENDED JUNE 30, 2002

                                HARTFORD          HARTFORD
                           MORTGAGE SECURITIES  SMALL COMPANY
                                HLS FUND          HLS FUND
                               SUB-ACCOUNT       SUB-ACCOUNT
                           -------------------  -------------
INVESTMENT INCOME:
  Dividends..............       $411,236          $122,902
                                --------          --------
CAPITAL GAINS INCOME
 (LOSS)..................          3,608            --
                                --------          --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       --                     163
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       --                 (15,418)
                                --------          --------
    Net gain (loss) on
     investments.........       --                 (15,255)
                                --------          --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $414,844          $107,647
                                ========          ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-16 ____________________________________

                             HARTFORD       HARTFORD     PUTNAM VT     PUTNAM VT      PUTNAM VT      PUTNAM VT
                               STOCK      MONEY MARKET  ASIA PACIFIC  DIVERSIFIED   GLOBAL ASSET      GLOBAL
                             HLS FUND       HLS FUND    GROWTH FUND   INCOME FUND  ALLOCATION FUND  GROWTH FUND
                            SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  ------------  ------------  -----------  ---------------  -----------
INVESTMENT INCOME:
  Dividends..............   $   --        $    20,133     $  5,755     $ 83,882       $  30,096      $  14,564
                            -----------   -----------     --------     --------       ---------      ---------
CAPITAL GAINS INCOME
 (LOSS)..................       --            --            --           --             --              --
                            -----------   -----------     --------     --------       ---------      ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (37,297)       (6,376)     (62,451)         228           1,115         (7,483)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (1,016,645)   (7,377,904)      21,659      (97,873)       (106,022)      (756,112)
                            -----------   -----------     --------     --------       ---------      ---------
    Net gain (loss) on
     investments.........    (1,053,942)   (7,384,280)     (40,792)     (97,645)       (104,907)      (763,595)
                            -----------   -----------     --------     --------       ---------      ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $(1,053,942)  $(7,364,147)    $(35,037)    $(13,763)      $ (74,811)     $(749,031)
                            ===========   ===========     ========     ========       =========      =========

_____________________________________ SA-17 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS (UNAUDITED) -- (CONTINUED)
FOR THE PERIOD ENDED JUNE 30, 2002

                            PUTNAM VT    PUTNAM VT
                           GROWTH AND   HIGH YIELD
                           INCOME FUND     FUND
                           SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  -----------
INVESTMENT INCOME:
  Dividends..............  $   475,850   $ 500,212
                           -----------   ---------
CAPITAL GAINS INCOME
 (LOSS)..................      --           --
                           -----------   ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       18,989         240
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   (2,590,847)   (633,443)
                           -----------   ---------
    Net gain (loss) on
     investments.........   (2,571,858)   (633,203)
                           -----------   ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $(2,096,008)  $(132,991)
                           ===========   =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-18 ____________________________________

                                          PUTNAM VT
                                        INTERNATIONAL    PUTNAM VT        PUTNAM VT        PUTNAM VT       PUTNAM VT
                            PUTNAM VT    GROWTH AND    INTERNATIONAL  INTERNATIONAL NEW      MONEY     NEW OPPORTUNITIES
                           INCOME FUND   INCOME FUND    GROWTH FUND   OPPORTUNITIES FUND  MARKET FUND        FUND
                           SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                           -----------  -------------  -------------  ------------------  -----------  -----------------
INVESTMENT INCOME:
  Dividends..............   $224,482      $  22,827      $  88,989         $ 14,053         $12,882       $  --
                            --------      ---------      ---------         --------         -------       -----------
CAPITAL GAINS INCOME
 (LOSS)..................     --            --             --              --                --              --
                            --------      ---------      ---------         --------         -------       -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     (1,166)        84,126        108,980           68,802          --                (9,931)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (86,781)        60,537       (423,300)         (31,454)         --            (2,117,253)
                            --------      ---------      ---------         --------         -------       -----------
    Net gain (loss) on
     investments.........    (87,947)       144,663       (314,320)          37,348          --            (2,127,184)
                            --------      ---------      ---------         --------         -------       -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $136,535      $ 167,490      $(225,331)        $ 51,401         $12,882       $(2,127,184)
                            ========      =========      =========         ========         =======       ===========

_____________________________________ SA-19 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS (UNAUDITED) -- (CONTINUED)
FOR THE PERIOD ENDED JUNE 30, 2002

                            PUTNAM VT      PUTNAM VT
                            NEW VALUE   UTILITIES GROWTH
                              FUND      AND INCOME FUND
                           SUB-ACCOUNT    SUB-ACCOUNT
                           -----------  ----------------
INVESTMENT INCOME:
  Dividends..............   $ 270,100      $  81,852
                            ---------      ---------
CAPITAL GAINS INCOME
 (LOSS)..................      --            --
                            ---------      ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     (34,059)        (2,627)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (795,756)      (516,205)
                            ---------      ---------
    Net gain (loss) on
     investments.........    (829,815)      (518,832)
                            ---------      ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $(559,715)     $(436,980)
                            =========      =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-20 ____________________________________

                                                      THE GEORGE                                    PUTNAM VT
                            PUTNAM VT    PUTNAM VT    PUTNAM FUND     HEALTH        PUTNAM VT     OTC & EMERGING
                           VISTA FUND   VOYAGER FUND   OF BOSTON   SCIENCES FUND  INVESTORS FUND   GROWTH FUND
                           SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                           -----------  ------------  -----------  -------------  --------------  --------------
INVESTMENT INCOME:
  Dividends..............   $  --       $   175,832    $  41,066     $   1,888      $  16,185       $ --
                            ---------   -----------    ---------     ---------      ---------       ---------
CAPITAL GAINS INCOME
 (LOSS)..................      --           --            --           --             --              --
                            ---------   -----------    ---------     ---------      ---------       ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     (23,912)       (5,422)      (1,639)         (250)       (39,762)        (22,510)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (794,076)   (4,208,309)    (124,613)     (476,295)      (683,283)       (449,775)
                            ---------   -----------    ---------     ---------      ---------       ---------
    Net gain (loss) on
     investments.........    (817,988)   (4,213,731)    (126,252)     (476,545)      (723,045)       (472,285)
                            ---------   -----------    ---------     ---------      ---------       ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $(817,988)  $(4,037,899)   $ (85,186)    $(474,657)     $(706,860)      $(472,285)
                            =========   ===========    =========     =========      =========       =========

_____________________________________ SA-21 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
FOR THE PERIOD ENDED JUNE 30, 2002

                           AMERICAN FUNDS  AMERICAN FUNDS
                               GLOBAL       GLOBAL SMALL
                            GROWTH FUND       CAP FUND
                            SUB-ACCOUNT     SUB-ACCOUNT
                           --------------  --------------
OPERATIONS:
  Net investment
   income................    $   10,279       $  6,480
  Capital gains income...       --             --
  Net realized gain
   (loss) on security
   transactions..........           161            598
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (104,868)       (51,536)
                             ----------       --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       (94,428)       (44,458)
                             ----------       --------
UNIT TRANSACTIONS:
  Purchases..............       219,208        110,365
  Net transfers..........       374,911        292,791
  Surrenders for benefit
   payments and fees.....        (2,015)          (701)
  Net loan activity......        (2,333)       --
  Cost of insurance......       (67,682)       (43,752)
                             ----------       --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       522,089        358,703
                             ----------       --------
  Net increase (decrease)
   in net assets.........       427,661        314,245
NET ASSETS:
  Beginning of period....       788,873        641,927
                             ----------       --------
  End of period..........    $1,216,534       $956,172
                             ==========       ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-22 ____________________________________

                           AMERICAN FUNDS                  FIDELITY VIP   FIDELITY VIP II  FIDELITY VIP   HARTFORD     HARTFORD
                             GROWTH AND    AMERICAN FUNDS  EQUITY INCOME   ASSET MANAGER     OVERSEAS     ADVISERS       BOND
                            INCOME FUND     GROWTH FUND      PORTFOLIO       PORTFOLIO      PORTFOLIO     HLS FUND     HLS FUND
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                           --------------  --------------  -------------  ---------------  ------------  -----------  -----------
OPERATIONS:
  Net investment
   income................    $  --          $   --          $  149,052       $  124,152     $   22,122   $   657,765  $   711,544
  Capital gains income...       --              --             202,876         --              --            --           207,894
  Net realized gain
   (loss) on security
   transactions..........        (2,334)         (7,192)        (2,733)          (1,568)       131,180           229       (1,336)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (826,896)     (1,053,718)      (971,702)        (407,678)      (100,868)   (4,328,925)    (523,490)
                             ----------     -----------     ----------       ----------     ----------   -----------  -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (829,230)     (1,060,910)      (622,507)        (285,094)        52,434    (3,670,931)     394,612
                             ----------     -----------     ----------       ----------     ----------   -----------  -----------
UNIT TRANSACTIONS:
  Purchases..............     1,262,095         959,172        928,081          256,525        426,824     3,872,345    1,544,062
  Net transfers..........     3,289,656       2,093,650        534,860           34,012       (217,503)    3,029,491    2,947,101
  Surrenders for benefit
   payments and fees.....       (60,538)        (28,643)       (45,401)         (99,064)       (13,137)     (252,478)     (72,401)
  Net loan activity......        (4,801)           (670)          (235)        --              --            (12,603)      14,910
  Cost of insurance......      (517,390)       (344,787)      (542,546)        (185,776)      (167,819)   (1,958,025)    (771,998)
                             ----------     -----------     ----------       ----------     ----------   -----------  -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     3,969,022       2,678,722        874,759            5,697         28,365     4,678,730    3,661,674
                             ----------     -----------     ----------       ----------     ----------   -----------  -----------
  Net increase (decrease)
   in net assets.........     3,139,792       1,617,812        252,252         (279,397)        80,799     1,007,799    4,056,286
NET ASSETS:
  Beginning of period....     6,646,437       3,965,026      9,148,333        3,387,167      3,235,087    33,202,008   13,487,472
                             ----------     -----------     ----------       ----------     ----------   -----------  -----------
  End of period..........    $9,786,229     $ 5,582,838     $9,400,585       $3,107,770     $3,315,886   $34,209,807  $17,543,758
                             ==========     ===========     ==========       ==========     ==========   ===========  ===========

_____________________________________ SA-23 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED) -- (CONTINUED)
FOR THE PERIOD ENDED JUNE 30, 2002

                           HARTFORD CAPITAL  HARTFORD DIVIDEND
                             APPRECIATION       AND GROWTH
                               HLS FUND          HLS FUND
                             SUB-ACCOUNT        SUB-ACCOUNT
                           ----------------  -----------------
OPERATIONS:
  Net investment
   income................    $    28,390        $    12,005
  Capital gains income...       --                  986,779
  Net realized gain
   (loss) on security
   transactions..........         (2,583)             2,623
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (6,410,771)        (1,851,626)
                             -----------        -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (6,384,964)          (850,219)
                             -----------        -----------
UNIT TRANSACTIONS:
  Purchases..............      5,121,950          2,209,547
  Net transfers..........      3,242,621          1,600,688
  Surrenders for benefit
   payments and fees.....       (409,480)           (88,772)
  Net loan activity......        (19,624)           (13,757)
  Cost of insurance......     (2,294,076)        (1,153,863)
                             -----------        -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      5,641,391          2,553,843
                             -----------        -----------
  Net increase (decrease)
   in net assets.........       (743,573)         1,703,624
NET ASSETS:
  Beginning of period....     38,153,415         18,638,193
                             -----------        -----------
  End of period..........    $37,409,842        $20,341,817
                             ===========        ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-24 ____________________________________

                                                                                                               HARTFORD
                              HARTFORD        HARTFORD     HARTFORD GLOBAL  HARTFORD GROWTH                  INTERNATIONAL
                           GLOBAL ADVISER  GLOBAL LEADERS    TECHNOLOGY       AND INCOME     HARTFORD INDEX  OPPORTUNITIES
                              HLS FUND        HLS FUND        HLS FUND         HLS FUND         HLS FUND       HLS FUND
                            SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           --------------  --------------  ---------------  ---------------  --------------  -------------
OPERATIONS:
  Net investment
   income................    $      537       $    399        $--             $    22,013     $    26,503     $   62,033
  Capital gains income...           725        --              --                --             1,509,964        --
  Net realized gain
   (loss) on security
   transactions..........           166           (775)             92             (5,605)        (27,421)        88,944
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (41,685)       (58,806)        (36,586)        (1,102,150)     (7,713,170)      (245,736)
                             ----------       --------        --------        -----------     -----------     ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       (40,257)       (59,182)        (36,494)        (1,085,742)     (6,204,124)       (94,759)
                             ----------       --------        --------        -----------     -----------     ----------
UNIT TRANSACTIONS:
  Purchases..............       123,886        110,620          36,459            658,501       3,943,097        652,069
  Net transfers..........       166,999        (52,392)         28,381            182,470       2,731,391       (995,750)
  Surrenders for benefit
   payments and fees.....          (433)        (1,539)            (95)            (9,386)       (169,324)       (56,605)
  Net loan activity......       --             --              --                  (2,410)       (206,732)        (3,283)
  Cost of insurance......       (60,840)       (28,981)         (6,890)          (364,656)     (2,035,322)      (331,691)
                             ----------       --------        --------        -----------     -----------     ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       229,612         27,708          57,855            464,519       4,263,110       (735,260)
                             ----------       --------        --------        -----------     -----------     ----------
  Net increase (decrease)
   in net assets.........       189,355        (31,474)         21,361           (621,223)     (1,941,014)      (830,019)
NET ASSETS:
  Beginning of period....       937,989        742,887          99,466          6,195,973      42,472,538      7,261,663
                             ----------       --------        --------        -----------     -----------     ----------
  End of period..........    $1,127,344       $711,413        $120,827        $ 5,574,750     $40,531,524     $6,431,644
                             ==========       ========        ========        ===========     ===========     ==========


                             HARTFORD
                              MIDCAP
                             HLS FUND
                           SUB-ACCOUNT
                           ------------
OPERATIONS:
  Net investment
   income................  $    23,228
  Capital gains income...      --
  Net realized gain
   (loss) on security
   transactions..........      (32,789)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (586,001)
                           -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (595,562)
                           -----------
UNIT TRANSACTIONS:
  Purchases..............    1,794,189
  Net transfers..........    3,516,352
  Surrenders for benefit
   payments and fees.....      (89,771)
  Net loan activity......      (14,298)
  Cost of insurance......   (1,031,852)
                           -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    4,174,620
                           -----------
  Net increase (decrease)
   in net assets.........    3,579,058
NET ASSETS:
  Beginning of period....   16,500,241
                           -----------
  End of period..........  $20,079,299
                           ===========

_____________________________________ SA-25 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED) -- (CONTINUED)
FOR THE PERIOD ENDED JUNE 30, 2002

                                HARTFORD          HARTFORD
                           MORTGAGE SECURITIES  SMALL COMPANY
                                HLS FUND          HLS FUND
                               SUB-ACCOUNT       SUB-ACCOUNT
                           -------------------  -------------
OPERATIONS:
  Net investment
   income................     $    411,236       $  122,902
  Capital gains income...            3,608          --
  Net realized gain
   (loss) on security
   transactions..........        --                     163
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        --                 (15,418)
                              ------------       ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............          414,844          107,647
                              ------------       ----------
UNIT TRANSACTIONS:
  Purchases..............       40,156,013          416,225
  Net transfers..........      (31,415,933)         384,289
  Surrenders for benefit
   payments and fees.....         (582,874)          (2,080)
  Net loan activity......         (195,517)         --
  Cost of insurance......       (2,904,741)        (120,242)
                              ------------       ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        5,056,948          678,192
                              ------------       ----------
  Net increase (decrease)
   in net assets.........        5,471,792          785,839
NET ASSETS:
  Beginning of period....       51,024,339        2,463,338
                              ------------       ----------
  End of period..........     $ 56,496,131       $3,249,177
                              ============       ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-26 ____________________________________

                            HARTFORD      HARTFORD     PUTNAM VT     PUTNAM VT      PUTNAM VT      PUTNAM VT
                              STOCK     MONEY MARKET  ASIA PACIFIC  DIVERSIFIED   GLOBAL ASSET      GLOBAL
                            HLS FUND      HLS FUND    GROWTH FUND   INCOME FUND  ALLOCATION FUND  GROWTH FUND
                           SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -----------  ------------  ------------  -----------  ---------------  -----------
OPERATIONS:
  Net investment
   income................  $   --       $    20,133     $  5,755    $   83,882     $   30,096     $   14,564
  Capital gains income...      --           --            --            --            --              --
  Net realized gain
   (loss) on security
   transactions..........     (37,297)       (6,376)     (62,451)          228          1,115         (7,483)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................  (1,016,645)   (7,377,904)      21,659       (97,873)      (106,022)      (756,112)
                           ----------   -----------     --------    ----------     ----------     ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............  (1,053,942)   (7,364,147)     (35,037)      (13,763)       (74,811)      (749,031)
                           ----------   -----------     --------    ----------     ----------     ----------
UNIT TRANSACTIONS:
  Purchases..............     815,025     5,384,301       77,126       187,023         93,576        685,674
  Net transfers..........     388,465     1,447,802       41,185     1,649,333        333,023       (113,532)
  Surrenders for benefit
   payments and fees.....     (49,490)     (240,950)      51,091       (38,579)       (64,651)       (60,349)
  Net loan activity......      (1,330)      (34,497)        (709)       --            --              (3,041)
  Cost of insurance......    (419,783)   (2,487,670)     (36,644)      (72,274)       (83,942)      (281,605)
                           ----------   -----------     --------    ----------     ----------     ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     732,887     4,068,986      132,049     1,725,503        278,006        227,147
                           ----------   -----------     --------    ----------     ----------     ----------
  Net increase (decrease)
   in net assets.........    (321,055)   (3,295,161)      97,012     1,711,740        203,195       (521,884)
NET ASSETS:
  Beginning of period....   7,818,106    41,637,157      564,082       851,293      1,610,751      5,502,001
                           ----------   -----------     --------    ----------     ----------     ----------
  End of period..........  $7,497,051   $38,341,996     $661,094    $2,563,033     $1,813,946     $4,980,117
                           ==========   ===========     ========    ==========     ==========     ==========

_____________________________________ SA-27 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED) -- (CONTINUED)
FOR THE PERIOD ENDED JUNE 30, 2002

                            PUTNAM VT    PUTNAM VT
                           GROWTH AND   HIGH YIELD
                           INCOME FUND     FUND
                           SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  -----------
OPERATIONS:
  Net investment
   income................  $   475,850  $  500,212
  Capital gains income...      --           --
  Net realized gain
   (loss) on security
   transactions..........       18,989         240
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   (2,590,847)   (633,443)
                           -----------  ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............   (2,096,008)   (132,991)
                           -----------  ----------
UNIT TRANSACTIONS:
  Purchases..............    2,618,522     520,743
  Net transfers..........      372,293     213,350
  Surrenders for benefit
   payments and fees.....     (179,452)     (8,485)
  Net loan activity......     (154,897)     (2,330)
  Cost of insurance......   (1,138,533)   (232,135)
                           -----------  ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    1,517,933     491,143
                           -----------  ----------
  Net increase (decrease)
   in net assets.........     (578,075)    358,152
NET ASSETS:
  Beginning of period....   22,152,962   4,043,163
                           -----------  ----------
  End of period..........  $21,574,887  $4,401,315
                           ===========  ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-28 ____________________________________

                                          PUTNAM VT
                                        INTERNATIONAL    PUTNAM VT        PUTNAM VT        PUTNAM VT       PUTNAM VT
                            PUTNAM VT    GROWTH AND    INTERNATIONAL  INTERNATIONAL NEW      MONEY     NEW OPPORTUNITIES
                           INCOME FUND   INCOME FUND    GROWTH FUND   OPPORTUNITIES FUND  MARKET FUND        FUND
                           SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                           -----------  -------------  -------------  ------------------  -----------  -----------------
OPERATIONS:
  Net investment
   income................  $  224,482     $   22,827    $    88,989       $   14,053      $   12,882      $  --
  Capital gains income...      --            --             --              --                --             --
  Net realized gain
   (loss) on security
   transactions..........      (1,166)        84,126        108,980           68,802          --               (9,931)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (86,781)        60,537       (423,300)         (31,454)         --           (2,117,253)
                           ----------     ----------    -----------       ----------      ----------      -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     136,535        167,490       (225,331)          51,401          12,882       (2,127,184)
                           ----------     ----------    -----------       ----------      ----------      -----------
UNIT TRANSACTIONS:
  Purchases..............     750,433        477,666      1,573,460          443,956         694,582        1,654,815
  Net transfers..........   1,407,219        (69,247)       721,397         (212,660)        149,589          226,693
  Surrenders for benefit
   payments and fees.....      (8,937)         5,386        (90,686)         (12,631)        (38,635)         (62,460)
  Net loan activity......      --            --              (7,680)            (537)         --               (9,373)
  Cost of insurance......    (229,464)      (191,906)      (526,723)        (136,316)       (106,999)        (607,276)
                           ----------     ----------    -----------       ----------      ----------      -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   1,919,251        221,899      1,669,768           81,812         698,537        1,202,399
                           ----------     ----------    -----------       ----------      ----------      -----------
  Net increase (decrease)
   in net assets.........   2,055,786        389,389      1,444,437          133,213         711,419         (924,785)
NET ASSETS:
  Beginning of period....   4,023,515      3,198,997      8,581,265        1,573,770       1,348,187        9,002,665
                           ----------     ----------    -----------       ----------      ----------      -----------
  End of period..........  $6,079,301     $3,588,386    $10,025,702       $1,706,983      $2,059,606      $ 8,077,880
                           ==========     ==========    ===========       ==========      ==========      ===========

_____________________________________ SA-29 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
FOR THE PERIOD ENDED JUNE 30, 2002

                            PUTNAM VT      PUTNAM VT
                            NEW VALUE   UTILITIES GROWTH
                              FUND      AND INCOME FUND
                           SUB-ACCOUNT    SUB-ACCOUNT
                           -----------  ----------------
OPERATIONS:
  Net investment
   income................  $  270,100      $   81,852
  Capital gains income...      --            --
  Net realized gain
   (loss) on security
   transactions..........     (34,059)         (2,627)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (795,756)       (516,205)
                           ----------      ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (559,715)       (436,980)
                           ----------      ----------
UNIT TRANSACTIONS:
  Purchases..............     600,743         291,858
  Net transfers..........   1,213,821         339,841
  Surrenders for benefit
   payments and fees.....     (43,402)         (4,754)
  Net loan activity......         (64)       (119,312)
  Cost of insurance......    (321,768)       (161,887)
                           ----------      ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   1,449,330         345,746
                           ----------      ----------
  Net increase (decrease)
   in net assets.........     889,615         (91,234)
NET ASSETS:
  Beginning of period....   5,884,191       2,597,734
                           ----------      ----------
  End of period..........  $6,773,806      $2,506,500
                           ==========      ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-30 ____________________________________

                                                      THE GEORGE                                    PUTNAM VT
                            PUTNAM VT    PUTNAM VT    PUTNAM FUND     HEALTH        PUTNAM VT     OTC & EMERGING
                           VISTA FUND   VOYAGER FUND   OF BOSTON   SCIENCES FUND  INVESTORS FUND   GROWTH FUND
                           SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                           -----------  ------------  -----------  -------------  --------------  --------------
OPERATIONS:
  Net investment
   income................  $   --       $   175,832   $   41,066    $    1,888      $   16,185      $  --
  Capital gains income...      --           --            --           --              --              --
  Net realized gain
   (loss) on security
   transactions..........     (23,912)       (5,422)      (1,639)         (250)        (39,762)        (22,510)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (794,076)   (4,208,309)    (124,613)     (476,295)       (683,283)       (449,775)
                           ----------   -----------   ----------    ----------      ----------      ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (817,988)   (4,037,899)     (85,186)     (474,657)       (706,860)       (472,285)
                           ----------   -----------   ----------    ----------      ----------      ----------
UNIT TRANSACTIONS:
  Purchases..............     629,902     3,200,803      278,572       399,233         736,589         529,594
  Net transfers..........    (190,241)      157,261      705,552       159,301        (679,604)       (276,262)
  Surrenders for benefit
   payments and fees.....     (10,356)      (70,840)      (4,943)      (34,359)        (14,680)        (16,911)
  Net loan activity......        (796)      (13,243)      --               286            (961)           (497)
  Cost of insurance......    (262,880)   (1,312,499)    (111,459)     (189,487)       (275,277)       (136,579)
                           ----------   -----------   ----------    ----------      ----------      ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     165,629     1,961,482      867,722       334,974        (233,933)         99,345
                           ----------   -----------   ----------    ----------      ----------      ----------
  Net increase (decrease)
   in net assets.........    (652,359)   (2,076,417)     782,536      (139,683)       (940,793)       (372,940)
NET ASSETS:
  Beginning of period....   4,198,561    22,620,155    1,333,523     2,934,597       4,627,496       2,101,682
                           ----------   -----------   ----------    ----------      ----------      ----------
  End of period..........  $3,546,202   $20,543,738   $2,116,059    $2,794,914      $3,686,703      $1,728,742
                           ==========   ===========   ==========    ==========      ==========      ==========

_____________________________________ SA-31 ____________________________________

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                 BALANCE SHEETS
                               (STATUTORY BASIS)
                (AMOUNTS IN THOUSANDS, UNLESS OTHERWISE STATED)

                                                           AS OF JUNE 30,
 ------------------------------------------------------------------------------
                                                         2002          2001
 ------------------------------------------------------------------------------
 ASSETS
   Bonds                                              $ 3,271,136   $ 2,544,843
   Common stocks                                           13,576        46,044
   Mortgage loans                                         166,192       190,762
   Real estate                                             24,356        24,871
   Policy loans                                           259,013       237,211
   Cash and short-term investments                        456,657       316,749
   Other invested assets                                   18,466        51,672
 ------------------------------------------------------------------------------
                     TOTAL CASH AND INVESTED ASSETS     4,209,396     3,412,152
 ------------------------------------------------------------------------------
   Investment income due and accrued                       52,873        44,233
   Federal income taxes recoverable                        72,053       220,929
   Deferred tax asset                                      50,359        40,825
   Other assets                                            96,110        94,032
   Separate account assets                             38,391,031    43,427,339
 ------------------------------------------------------------------------------
                                       TOTAL ASSETS   $42,871,822   $47,239,510
 ------------------------------------------------------------------------------
 LIABILITIES
   Aggregate reserves for life and accident and
    health policies                                   $ 4,872,410   $ 4,098,344
   Liability for deposit type contracts                    50,949        35,494
   Policy and contract claim liabilities                   28,661        27,138
   Asset valuation reserve                                    512         5,731
   Payable to affiliates                                   30,735        29,885
   Accrued expense allowances and other amounts due
    from separate accounts                             (1,369,443)   (1,557,253)
   Remittances and items not allocated                    153,903       110,968
   Other liabilities                                      207,315       207,814
   Separate account liabilities                        38,391,031    43,427,339
 ------------------------------------------------------------------------------
                                  TOTAL LIABILITIES    42,366,073    46,385,460
 ------------------------------------------------------------------------------
 CAPITAL AND SURPLUS
   Common stock -- 3,000 shares authorized, 2,000
    shares issued and outstanding                           2,500         2,500
   Gross paid-in and contributed surplus                  986,883       986,883
   Unassigned funds                                      (483,634)     (135,333)
 ------------------------------------------------------------------------------
                          TOTAL CAPITAL AND SURPLUS       505,749       854,050
 ------------------------------------------------------------------------------
             TOTAL LIABILITIES, CAPITAL AND SURPLUS   $42,871,822   $47,239,510
 ------------------------------------------------------------------------------

 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE STATUTORY BASIS FINANCIAL
                                  STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                               (STATUTORY BASIS)
                (AMOUNTS IN THOUSANDS, UNLESS OTHERWISE STATED)

                                                       FOR THE PERIODS ENDED
                                                             JUNE 30,
 ----------------------------------------------------------------------------
                                                         2002         2001
 ----------------------------------------------------------------------------
 REVENUES
   Premiums and annuity considerations                $3,833,940   $9,619,125
   Considerations for supplementary contracts with
    life contingencies                                        71            1
   Net investment income                                 103,757       86,830
   Commissions and expense allowances on
    reinsurance ceded                                     15,167       46,124
   Reserve adjustment on reinsurance ceded               (81,542)     410,212
   Fee income                                            418,595      411,682
   Modified coinsurance adjustment on reinsurance
    assumed                                              266,157   (4,684,630)
   Other revenues                                          8,236        2,702
 ----------------------------------------------------------------------------
                                     TOTAL REVENUES    4,564,381    5,892,046
 ----------------------------------------------------------------------------
 BENEFITS AND EXPENSES
   Death and annuity benefits                            109,357       71,480
   Disability and other benefits                           6,058        6,216
   Surrenders and other fund withdrawals               2,269,599    2,069,170
   Commissions                                           277,529      927,352
   Increase in aggregate reserves for life and
    accident and health policies                         526,074    1,901,758
   General insurance expenses                            161,935      144,770
   Net transfers to separate accounts                  1,356,867    1,455,213
   Other expenses                                         16,634       10,409
 ----------------------------------------------------------------------------
                        TOTAL BENEFITS AND EXPENSES    4,724,053    6,586,368
 ----------------------------------------------------------------------------
   Net loss from operations before federal income
    tax benefit                                         (159,672)    (694,322)
   Federal income tax benefit                            (13,108)    (214,121)
 ----------------------------------------------------------------------------
                           NET LOSS FROM OPERATIONS     (146,564)    (480,201)
 ----------------------------------------------------------------------------
   Net realized capital losses, after tax                (16,814)        (709)
 ----------------------------------------------------------------------------
                                           NET LOSS   $ (163,378)  $ (480,910)
 ----------------------------------------------------------------------------

 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE STATUTORY BASIS FINANCIAL
                                  STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                               (STATUTORY BASIS)
                (AMOUNTS IN THOUSANDS, UNLESS OTHERWISE STATED)

                                                      FOR THE PERIODS ENDED
                                                            JUNE 30,
 --------------------------------------------------------------------------
                                                        2002        2001
 --------------------------------------------------------------------------
 COMMON STOCK -- 3,000 SHARES AUTHORIZED, 2,000
  SHARES ISSUED AND
  OUTSTANDING
 --------------------------------------------------------------------------
   Balance, beginning and end of year                 $   2,500   $   2,500
 --------------------------------------------------------------------------
 GROSS PAID-IN AND CONTRIBUTED SURPLUS
 --------------------------------------------------------------------------
   Beginning of year                                    986,883     226,043
   Capital contribution                                      --     760,840
 --------------------------------------------------------------------------
                               BALANCE, END OF YEAR     986,883     986,883
 --------------------------------------------------------------------------
 UNASSIGNED FUNDS
   Balance, beginning of year                          (318,167)    310,720

   Net (loss) income                                   (163,378)   (480,910)
   Change in net unrealized capital losses on
    common stocks and other invested assets              (5,581)     (4,742)
   Change in net deferred income tax                     67,276      41,559
   Change in asset valuation reserve                       (513)     (2,988)
   Change in non-admitted assets                        (63,271)     (5,384)
   Cummulative effect of changes in accounting
    principles                                               --       6,413
   Credit on reinsurance ceded                               --          --
                               BALANCE, END OF YEAR    (483,634)   (135,332)
 --------------------------------------------------------------------------
 CAPITAL AND SURPLUS
 --------------------------------------------------------------------------
   End of year                                        $ 505,749   $ 854,051
 --------------------------------------------------------------------------

 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE STATUTORY BASIS FINANCIAL
                                  STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                               (STATUTORY BASIS)
                (AMOUNTS IN THOUSANDS, UNLESS OTHERWISE STATED)

                                                      FOR THE PERIODS ENDED
                                                             JUNE 30,
-----------------------------------------------------------------------------
                                                        2002         2001
-----------------------------------------------------------------------------
OPERATING ACTIVITIES
  Premiums and annuity considerations                $3,832,361   $ 8,551,921
  Net investment income                                 103,161        66,506
  Fee income                                            418,595       411,682
  Commissions and expense allowances on
   reinsurance ceded                                    (66,375)      456,336
  MODCO adjustment on reinsurance assumed               266,157        45,356
  Other income                                            5,936             0
                                                     ----------   -----------
    Total income                                      4,559,835     9,531,801
                                                     ----------   -----------
  Benefits paid                                       2,405,112     2,120,934
  Net transfers to separate accounts                  1,240,583     5,226,565
  Other expenses                                        362,309     1,051,389
                                                     ----------   -----------
    Total benefits and expenses                       4,008,004     8,398,888
-----------------------------------------------------------------------------
         NET CASH PROVIDED BY OPERATING ACTIVITIES      551,831     1,132,913
-----------------------------------------------------------------------------
INVESTING ACTIVITIES
  PROCEEDS FROM INVESTMENTS SOLD
  Bonds                                                 439,447       711,097
  Mortgage loans                                         13,864        16,658
  Other                                                 105,600        53,454
                                                     ----------   -----------
    Total investment proceeds                           558,911       781,209
                                                     ----------   -----------
  COST OF INVESTMENTS ACQUIRED
  Bonds                                               1,090,487     2,074,754
  Common stocks                                              38        14,232
  Mortgage loans                                            226       168,365
  Other                                                   2,083        50,789
                                                     ----------   -----------
    Total investments acquired                        1,092,834     2,308,140
                                                     ----------   -----------
  Net increase in policy loans                            8,793       156,416
-----------------------------------------------------------------------------
            NET CASH USED FOR INVESTING ACTIVITIES   $ (542,716)  $(1,683,347)
-----------------------------------------------------------------------------
FINANCING AND MISCELLANEOUS ACTIVITIES
  Capital contribution                                        0       760,840
  Net other cash used                                    25,778        40,816
-----------------------------------------------------------------------------
                    NET CASH PROVIDED BY FINANCING
                      AND MISCELLANEOUS ACTIVITIES       25,778       801,656
-----------------------------------------------------------------------------
  Net increase in cash and short-term investments        34,893       251,222
  Cash and Short-Term Investments, Beginning of
   Year                                                 421,764        65,527
-----------------------------------------------------------------------------
  CASH AND SHORT-TERM INVESTMENTS, END OF YEAR       $  456,657   $   316,749
-----------------------------------------------------------------------------

 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE STATUTORY BASIS FINANCIAL
                                  STATEMENTS.

                                     PART II

                                OTHER INFORMATION

Item 27.  Exhibits

     (a) Resolution of the Board of Directors of Hartford Life and Annuity Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)

     (b)  Not Applicable.

     (c)  Principal Underwriting Agreement. (1)

     (d)  Form of Flexible Premium Variable Life Insurance Policy.(1)

     (e) Form of Application for Flexible Premium Variable Life Insurance Policies.(1)

     (f)  Certificate of Incorporation of Hartford and Bylaws of Hartford. (2)

     (g)  Contracts of Reinsurance.(3)

     (h)  Form of Participation Agreement.(3)

     (i)  Not Applicable.

     (j)  Not Applicable.

     (k) Opinion and consent of Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary.

     (l)  Opinion and Consent of Thomas P. Kalmbach, FSA, MAAA.(4)

     (m)  Not Applicable.

     (n)  Not Applicable.(5)

----------------------------

(1) Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form S-6, File No. 33-89988, on May 1, 1996.

(2) Incorporated by reference to Post-Effective Amendment No. 7, to the Registration Statement File No. 333-69487, filed on April 9, 2001.

(3) Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form S-6, File No. 33-89988, on April 14, 1999.

(4) Incorporated by reference to Post-Effective Amendment No. 10 of the Registration Statement filed on Form S-6, File No. 33-89988, on April 10, 2002.

(5) We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the audited financial statements included in this registration statement.

     (o)  No financial statement will be omitted.

     (p)  Not Applicable.

     (q)  Memorandum describing transfer and redemption procedures.(1)

     (r)  Copy of Power of Attorney.

     (s)  Organizational Chart.(6)

Item 28. Officers and Directors.


NAME                       POSITION WITH HARTFORD
---------------------      ---------------------------
David A. Carlson           Vice President

Michael B. Cefole          Vice President

Patrice Kelly-Ellis        Vice President

Bruce W. Ferris            Vice President

Timothy M. Fitch           Vice President and Actuary

Mary Jane B. Fortin        Vice President & Chief Accounting Officer

David T. Foy               Senior Vice President, Chief Financial Officer and
                           Treasurer, Director*

Lois W. Grady              Senior Vice President

Susan Hess                 Vice President

Ryan Johnson               Vice President

Stephen T. Joyce           Senior Vice President

Michael D. Keeler          Vice President

Robert A. Kerzner          Executive Vice President

David N. Levenson          Senior Vice President

Joseph F. Mahoney          Vice President

Thomas M. Marra            President, Chief Executive Officer and Chairman of
                           the Board, Director*

Gary J. Miller             Vice President

Tom Nassiri                Vice President

Marianne O'Doherty         Vice President and Assistant General Counsel


--------------------------------
     This may limit your ability to assert claims against Arthur Andersen LLP under Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its reports included herein.

(6) Incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement File No. 333-69485, filed on April 8, 2002.

NAME                       POSITION WITH HARTFORD
---------------------      ---------------------------

Craig R. Raymond           Senior Vice President and Chief Actuary

Christine Hayer Repasy     Senior Vice President, General Counsel and
                           Corporate Secretary, Director*

Martin A. Swanson          Vice President

Joe M. Thomson             Senior Vice President

John C. Walters            Executive Vice President, Director*

David M. Znamierowski      Senior Vice President and Chief Investment Officer,
                           Director*

Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

  *  Denotes  Board of Directors of Hartford.

Item 29. Persons Controlled By or Under Common Control with the Depositor or Registrant

         See Item 27(s).

Item 30: Indemnification

         Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes ("CGS") provide the standards under which a corporation may indemnify an individual for liability, including legal expenses, incurred because such individual is a party to a proceeding because the individual was a director, officer, employee, or agent of the corporation. Specifically, Section 33-771(a)(2) permits a corporation to indemnify a director if the corporation, pursuant to Section 33-636(5)(b), obligated itself under its certificate of incorporation to indemnify a director for liability except for certain liability involving conduct described in Section 33-636(5)(b). Section 33-776 permits a corporation to indemnify an officer, employee, or agent of the corporation to the same extent as a director as may be provided by the corporation's bylaws, certificate of incorporation, or resolution of the board of directors.

         Consistent with the statutes referenced above, under the Depositor's Certificate of Incorporation, the Depositor must indemnify directors for liability except liability that:

         (a)  involved a knowing and culpable violation of law by the director;

         (b) enabled the director or an associate to receive an improper personal gain;

         (c) showed a lack of good faith and a conscious disregard for the duty of the director of the corporation under circumstances in which the director was aware that his conduct or omission created an unjustifiable risk of serious injury to the corporation;

         (d) constituted a sustained and unexcused pattern of inattention that amounted to an abdication of the director's duty to the corporation or

         (e) created liability under section 33-757 relating to unlawful distributions.

         The Depositor's Certificate of Incorporation also permits the Depositor, at the discretion of the board of directors, to indemnify any current or former director, officer, employee or agent of the corporation to the fullest extent permitted by law. Accordingly, under the Depositor's bylaws, the Depositor must, to the fullest extent permitted by applicable law, indemnify directors and officers of the Depositor against all expenses, including attorney's fees, in connection with any proceeding by reason of the fact that such person was a director or officer of the Depositor.

         Section 33-777 permits a corporation to procure insurance on behalf of an individual who was a director or officer of the corporation. Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 31. Principal Underwriters

         (a) HESCO acts as principal underwriter for the following investment companies:

              Hartford Life Insurance Company - Separate Account VL I Hartford Life Insurance Company - Separate Account VL II Hartford Life Insurance Company - ICMG Secular Trust Separate Account
              Hartford Life Insurance Company - ICMG Registered Variable Life Separate Account A
              Hartford Life and Annuity Insurance Company - Separate
              Account VL I
              Hartford Life and Annuity Insurance Company - Separate
              Account VL II
              Hartford Life and Annuity Insurance Company - ICMG Registered Variable Life Separate Account One

         (b)  Directors and Officers of HESCO


                                        POSITIONS AND OFFICES
               NAME                     WITH  UNDERWRITER
              ------                   -----------------------
          David A. Carlson           Vice President
          Timothy M. Fitch           Senior Vice President & Actuary
          George R. Jay              Controller
          Robert A. Kerzner          Executive Vice President, Director
          Joseph F. Mahoney          Vice President
          Thomas M. Marra            President, Chief Executive Officer and
                                     Chairman of the Board, Director
          Christine Hayer Repasy     Senior Vice President, General Counsel and
                                     Corporate Secretary, Director
          John C. Walters            Executive Vice President

          Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

Item 32. Location of Accounts and Records

         All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 33. Management Services

         All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 34. Representation of Reasonableness of Fees

         Hartford hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the Town of Simsbury, and State of Connecticut on this 30th day of August, 2002.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT VL II
(Registrant)

By: Thomas M. Marra                              *By: /s/ Marianne O'Doherty
   -------------------------                          -----------------------
    Thomas M. Marra, President, Chief Executive           Marianne O'Doherty
    Officer and Chairman of the Board*                    Attorney-in-Fact

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
(Depositor)

By:  Thomas M. Marra
   -------------------------
     Thomas M. Marra, President, Chief Executive
     Officer and Chairman of the Board*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

David T. Foy, Senior Vice President, Chief
     Financial Officer & Treasurer, Director*
Thomas M. Marra, President, Chief Executive
     Officer and Chairman of the Board, Director*
Christine Hayer Repasy, Senior Vice President,       *By: /s/ Marianne O'Doherty
     General Counsel and Corporate Secretary,             ----------------------
     Director*                                                Marianne O'Doherty
John C. Walters, Executive Vice President, Director*          Attorney-in-Fact
David M. Znamierowski, Senior Vice President &       Date: August 30, 2002
     Chief Investment Officer, Director*


33-89988

                                  EXHIBIT INDEX


1.1 Opinion and Consent of Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary.

1.2  Copy of Power of Attorney.